LEASE - Finance leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of finance leases
2021	$ 22,706
2022	2,514
Total future minimum lease payments	$ 25,220
Year Ending December 31:
2019		$ 27,439
2020		13,087
2021		604
Total future minimum lease payments		$ 41,130